TAXES ON INCOME	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 7:       TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates:

Generally, income of Israeli companies is subject to corporate tax. The corporate tax rate in Israel, effective as of January 1, 2018 and thereafter, is 23%, compared with 24% in 2017.

2.	Tax Benefits for Research and Development:

Israeli tax law permits, under some conditions, a tax deduction for expenditures in the year incurred, including capital expenditures, in scientific research and development projects. The deduction is permitted if, among other things, the expenditures are approved by the relevant government ministry and the research and development is for the promotion of the enterprise and is carried out by, or on behalf of, a company seeking the deduction.

The IIA has approved some of the Company's research and development programs and the Company has been able to deduct, for tax purposes, a portion of its research and development expenses net of the grants received. Other research and development expenses that are not approved may be deducted for tax purposes in three equal installments during a three-year period.

3.	Tax assessments:

The Company has received final tax assessments through the tax year of 2014.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

c.	Tax Reform in the U.S:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

At December 31, 2017, the Company re-measured its U.S. deferred tax assets and liabilities, based on the new rates at which they are expected to reverse in the future. The tax benefit recorded in 2017, related to the re-measurement of the deferred tax balance was $52.

d.	Net operating loss carry-forwards:

As of December 31, 2019, the Company, its subsidiaries in Hong Kong and in the U.S had an estimated total amount of available carry-forward tax losses of approximately $25,000, $590, $570, respectively, to offset against future taxable profits. The operating tax loss carry-forwards in Israel may be offset indefinitely against operating income. In addition, as of December 31, 2019, the Company had capital losses in the amount of approximately $514 that can be carried forward indefinitely.

MTS IntegraTRAK, the Company’s U.S. subsidiary, is subject to U.S. income taxes. Total net operating loss carry-forwards of approximately $570 as of December 31, 2019, will expire in the years 2021 to 2028. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. Such annual limitation may result in the expiration of net operating losses before utilization.

e.	Deferred income taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group's deferred tax liabilities and assets are as follows:

	December 31,
	2019	2018
Deferred tax asset (liability):

Tax loss carry-forwards	$6,089	$6,681
Accruals for interest	283	283
R&D expenses	148	253
Allowances for doubtful accounts and accruals for employee benefits	76	74
Depreciation and amortization	16	25

Deferred tax asset before valuation allowance	6,612	7,316
Goodwill	(746)	(791)
Valuation allowance	(6,029)	(6,706)

Deferred tax liability, net	$(163)	$(181)

The Company and certain of its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax loss carry-forwards and other temporary differences, since they have a history of losses incurred over the past years. Management currently believes that it is more likely than not that part of the deferred tax relating to the loss carry-forwards in the Company and its subsidiaries and other temporary differences will not be realized in the foreseeable future.

f.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2019	2018	2017

Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$(188)	$(840)	$(411)

Tax rates	23%	23%	24%

Theoretical tax benefit	$(43)	$(193)	$(99)

Decrease in taxes resulting from:

Non– deductible expenses	38	37	24
Loss and timing differences for which no deferred tax was provided	(2)	187	50
Tax adjustment in respect of different tax rate of subsidiaries	3	6	12
Changes in provision for uncertain tax positions	8	9	4

Taxes on income, net, as reported in the statements of operations	$4	$46	$(9)

g.	Loss before income (expense) taxes is comprised as follows:

	Year ended December 31,
	2019	2018	2017

Domestic	$(217)	$(803)	$(351)
Foreign	29	(37)	(60)

	$(188)	$(840)	$(411)

h.	Taxes on income are comprised as follows:

	Year ended December 31,
	2019	2018	2017

Current	$22	$11	$11
Deferred	(18)	35	(20)

	$4	$46	$(9)

Foreign	$4	$46	$(12)
Domestic	-	-	3

	$4	$46	$(9)

i.	As of December 31, 2019, the Company recorded a liability for unrecognized tax benefits of $156. A reconciliation of the opening and closing amounts of unrecognized tax benefits is as follows:

	2019	2018

Balance as of beginning of the year	$148	$139
Cumulative translation adjustments and other	8	9

Balance at the end of the year	$156	$148